SCHEDULE OF FUTURE MINIMUM PAYMENTS FOR FINANCING OBLIGATIONS (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2022	$ 283
2023	621
2024	640
2025	656
2026	673
Thereafter	11,858
Total undiscounted financing obligation	14,731
Less: Imputed interest	(7,304)
Present value of total financing obligation	$ 7,427